Note 6 - Loans, Net of Allowance for Credit Losses (Details Textual) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Total financial assets	$ 2,103,050	$ 1,654,910
Financial assets impaired [member]
Statement Line Items [Line Items]
Total financial assets	$ 0	$ 0